FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations - GBP (£) £ in Millions		Dec. 31, 2019		Dec. 31, 2018
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		£ 494,988		£ 484,858
Debt securities		97,689		91,168
Asset-backed securities		24,330		24,491
		160,189		158,529
		25,779		21,373
Derivative financial instruments		26,369		23,595
Level 3 financial assets carried at fair value		211,650		206,939
Trading and other financial liabilities at fair value through profit or loss		21,486		30,547
Level 3 financial liabilities carried at fair value		47,265		51,920
Financial liabilities at fair value through profit or loss, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]	1
Financial liabilities at fair value through profit or loss, category [member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss	[1]	(1)
Derivative liabilities [Member] | Interest rate volatility [Member] | Favourable changes [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Derivative liabilities [Member] | Interest rate volatility [Member] | Unfavourable changes [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]
Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		21,076		37,850
Debt securities		7,531		7,085
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	[1]	401		380
Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	89		48
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	[1]	(384)		(371)
Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	(113)		(57)
Financial assets at fair value through profit or loss, category [member] | Credit spreads [Member] | Favourable changes [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]	1		92
Financial assets at fair value through profit or loss, category [member] | Credit spreads [Member] | Unfavourable changes [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	[1]	(1)		(21)
Financial assets at fair value through profit or loss, category [member] | Earnings multiple [Member] | Favourable changes [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	89		54
Financial assets at fair value through profit or loss, category [member] | Earnings multiple [Member] | Unfavourable changes [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	(89)		(55)
Financial assets available-for-sale, category [member] | Favourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	7		2
Financial assets available-for-sale, category [member] | Unfavourable changes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	[1]	(6)		(2)
Derivative assets [Member] | Interest rate volatility [Member] | Favourable changes [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	5		7
Derivative assets [Member] | Interest rate volatility [Member] | Unfavourable changes [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	[1]	(6)		(5)
Level 3 of fair value hierarchy [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		441,204		444,177
		1,367		716
Derivative financial instruments		863		927
Trading and other financial liabilities at fair value through profit or loss		48		11
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		10,912		10,565
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Favourable changes [Member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	19		2
Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Unfavourable changes [Member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds	[1]	(41)		(45)
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Favourable changes [Member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	6		3
Consensus pricing [member] | Financial assets available-for-sale, category [member] | Unfavourable changes [Member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	[1]	(6)		(5)
Gross carrying amount [member] | Financial liabilities at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Trading and other financial liabilities at fair value through profit or loss		48		11
Gross carrying amount [member] | Derivative liabilities [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		1,367		716
Gross carrying amount [member] | Derivative liabilities [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		1,367		716
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers		10,912		10,565
		14,908		13,917
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		935	[2]	523
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Credit spreads [Member] | Discounted cash flow [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities		61		274
Gross carrying amount [member] | Financial assets at fair value through profit or loss, category [member] | Earnings multiple [Member] | Market approach [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		1,948		1,657
Gross carrying amount [member] | Financial assets available-for-sale, category [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
		408		267
Gross carrying amount [member] | Financial assets available-for-sale, category [member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments		227		21
Gross carrying amount [member] | Derivative assets [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments		863		927
Gross carrying amount [member] | Derivative assets [Member] | Interest rate volatility [Member] | Option pricing model [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives		863		927
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value, class [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value		1,415		727
Gross carrying amount [member] | Level 3 of fair value hierarchy [member] | Financial assets at fair value, class [member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value		16,179		15,111
Gross carrying amount [member] | Discounted cash flow [member] | Financial assets at fair value through profit or loss, category [member] | Broker quotes [Member] | Underlying asset/net asset value (incl. property prices) [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities and debt securities, property partnerships in the life funds		1,052		898
Gross carrying amount [member] | Consensus pricing [member] | Financial assets available-for-sale, category [member] | Broker quotes [Member] | Lead manager [Member]
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities		£ 181		£ 246

[1]	Where the exposure to an unobservable input is managed on a net basis, only the net impact is shown in the table.
[2]	Underlying asset/net asset values represent fair value.